                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549


                                  FORM 24F-2
                       ANNUAL NOTICE OF SECURITIES SOLD
                            PURSUANT TO RULE 24F-2

________________________________________________________________________________
 1.   Name and address of issuer:
          New England Variable Annuity Separate Account
          c/o New England Life Insurance Company
          501 Boylston Street
          Boston, MA  02117
________________________________________________________________________________
2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): X

________________________________________________________________________________
3.    Investment Company Act File Number:                    811-8828

      Securities Act File Number:  33-85442; 33-64879
________________________________________________________________________________
4(a). Last day of fiscal year for which this Form is filed:  December 31, 1998
________________________________________________________________________________
4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)
      Note: If the Form is being filed late, interest must be paid on the registration fee due.
________________________________________________________________________________
4(c).     Check box if this is the last time the issuer will be filing this
          Form.
________________________________________________________________________________
5.    Calculation of registration fee:

      (i)    Aggregate sale price of securities sold during the
             fiscal year pursuant to section 24(f):               $348,539,505
                                                                  ------------
      (ii)   Aggregate price of securities redeemed or
             repurchased during the fiscal year:  $ 39,032,342
                                                  ------------

      (iii)  Aggregate price of securities redeemed
             or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable
             to the Commission:                   $  0
                                                  ------------

      (iv)   Total available redemption credits [add
             Items 5(ii) and 5(iii)]:                           - $ 39,032,342
                                                                  ------------

     (v)    Net sales -- if Item 5(i) is greater than Item 5(iv)
            [subtract Item 5(iv) from Item 5(i)]:                $ 309,507,163
                                                                 -------------
     (vi)   Redemption credits available for use in              $(   0       )
            future years--if Item 5(i) is less than              -------------
            Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:
     (vii)  Multiplier for determining registration              x     .000278
            fee (See Instruction C.9):                              ----------
     (viii) Registration fee due [multiply Item 5(v) by          =  $   86,043
            Item 5(vii)] (enter "0" if no fee is due):              ----------

________________________________________________________________________________
6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
     _____________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:_____________
________________________________________________________________________________
7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                                  + $_________
________________________________________________________________________________
8.   Total of the amount of the registration fee due plus any interest
     due [line 5(viii) plus line 7]:                              = $  86,043
                                                                    ----------
________________________________________________________________________________
9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: March 17, 1999
         Method of Delivery:
                               X  Wire Transfer
                                  Mail or other means
________________________________________________________________________________
                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)  By:   /s/   Marie C. Swift
                                --------------------
                                      Marie C. Swift
                                      Counsel and Assistant Secretary


Date:  March 17, 1999
________________________________________________________________________________

                                       2